Warrants (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Series A Warrants [Member]
Warrant Exercise Price/share	$ 0.03	$ 0.03
Warrant Expiration Date	March 2019	March 2019
Class G Warrants [Member]
Warrant Exercise Price/share	$ 0.8	$ 0.8
Warrant Expiration Date	July 2018	July 2018
Class H Warrants [Member]
Warrant Exercise Price/share	$ 0.8	$ 0.8
Warrant Expiration Date	July 2018	July 2018
Class I Warrants [Member]
Warrant Exercise Price/share	$ 0.85	$ 0.85
Warrant Expiration Date	September 2018	September 2018
Class K Warrants [Member]
Warrant Exercise Price/share	$ 0.08	$ 0.08
Warrant Expiration Date	Jun-25	Jun-25
ClassK2WarrantsMember
Warrant Exercise Price/share	$ 0.11
Warrant Expiration Date	Aug-27	Aug-27
Class L Warrants [Member]
Warrant Exercise Price/share	$ 0.08	$ 0.08
Warrant Expiration Date	March 2019	March 2019
Class N Warrants [Member]
Warrant Exercise Price/share	$ 0.11	$ 0.11
Warrant Expiration Date	March 2019	March 2019
Class O Warrants [Member]
Warrant Exercise Price/share	$ 0.11	$ 0.11
Warrant Expiration Date	March 2019	March 2019
Class F Warrants [Member]
Warrant Exercise Price/share		$ 0.35
Warrant Expiration Date		February 2018